Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	¥ 1,782,118	¥ 1,522,412
Warranty reserves	872,976	411,905
Others	262,167	253,905
Total deferred tax assets	2,917,261	2,188,222
Less: Valuation allowance	(299,355)	(2,113,455)	¥ (1,297,395)
Deferred tax assets, net of valuation allowance	2,617,906	74,767
Deferred tax liabilities:
Accelerated tax depreciation and others	(783,206)	(68,652)
Fair value change of certain investments	(45,332)	(9,157)
Total deferred tax liabilities	(828,538)	(77,809)
Deferred tax (liabilities)/assets, net	¥ 1,789,368
Deferred tax (liabilities)/assets, net		¥ (3,042)